Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fees and commissions receivable
Payment services	£ 892	£ 1,096	£ 878
Credit and debit card fees	460	623	612
Lending and financing	690	1,006	1,103
Brokerage	155	164	158
Investment management, trustee and fiduciary services	271	278	286
Underwriting fees	183	170	174
Other	83	22	7
Total	2,734	3,359	3,218
Fees and commissions payable	(722)	(848)	(861)
Net fees and commissions	2,012	2,511	2,357
Retail Banking
Fees and commissions receivable
Payment services	264	292	227
Credit and debit card fees	299	427	402
Lending and financing	42	356	408
Brokerage	54	55	62
Investment management, trustee and fiduciary services	3	44	49
Underwriting fees			13
Other	1	2	2
Total	663	1,176	1,163
Fees and commissions payable	(284)	(480)	(471)
Net fees and commissions	379	696	692
Ulster Bank RoI
Fees and commissions receivable
Payment services	57	61	34
Credit and debit card fees	21	28	22
Lending and financing	16	16	31
Brokerage	1	8	6
Investment management, trustee and fiduciary services	2	3	4
Other		5	1
Total	97	121	98
Fees and commissions payable	(8)	(12)	(7)
Net fees and commissions	89	109	91
Commercial Banking
Fees and commissions receivable
Payment services	507	659	556
Credit and debit card fees	129	154	175
Lending and financing	505	510	537
Investment management, trustee and fiduciary services	1	3
Underwriting fees			17
Other	82	90	60
Total	1,224	1,416	1,345
Fees and commissions payable	(114)	(104)	(62)
Net fees and commissions	1,110	1,312	1,283
Private Banking
Fees and commissions receivable
Payment services	28	33	33
Credit and debit card fees	9	12	13
Lending and financing	7	3	3
Brokerage	6	5	5
Investment management, trustee and fiduciary services	225	186	191
Other	26	27	16
Total	301	266	261
Fees and commissions payable	(44)	(40)	(33)
Net fees and commissions	257	226	228
RBS International
Fees and commissions receivable
Payment services	18	27	25
Credit and debit card fees	2	2
Lending and financing	34	36	33
Brokerage	1
Investment management, trustee and fiduciary services	38	41	42
Other	3	2	2
Total	96	108	102
Fees and commissions payable	(2)	(2)	(1)
Net fees and commissions	94	106	101
NatWest Markets
Fees and commissions receivable
Payment services	18	24	3
Lending and financing	86	85	91
Brokerage	93	96	85
Investment management, trustee and fiduciary services	2	1
Underwriting fees	183	170	144
Other	4	69	67
Total	386	445	390
Fees and commissions payable	(287)	(360)	(423)
Net fees and commissions	99	85	(33)
Central items and other
Fees and commissions receivable
Other	(33)	(173)	(141)
Total	(33)	(173)	(141)
Fees and commissions payable	17	150	136
Net fees and commissions	£ (16)	£ (23)	£ (5)